Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Interests In Associates And Joint Ventures [Line Items]
Interests in associates and joint ventures
b) Interests in associates and joint ventures
As of 31 December 2025
and 31 December 2024, no associate
or joint venture was
individually material to the
Group.
Also, there were
no significant
restrictions on the
ability of
associates or
joint ventures to
transfer funds
to UBS Group AG
or its
subsidiaries as
cash dividends
or to
repay loans
or advances
made. There
were no
quoted market
prices for
any
associates or joint ventures of the Group.
Investments in associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 2,306 2,373
Additions 55 0
Disposals (1) (8)
Reclassifications
1
(292) 0
Share of comprehensive income 154 145
of which: share of net profit / (loss)
2
79 144
of which: share of other comprehensive income
3
75 0
Share of changes in retained earnings (2) (3)
Dividends received (159) (51)
Impairment (2)
Foreign currency translation 273 (149)
Carrying amount at the end of the year 2,332 2,306
of which: associates 2,332 2,057
of which: SIX Group AG, Zurich
4
1,612 1,484
of which: other associates 720 573
of which: joint ventures
1
249
1 In October 2024, UBS entered into an agreement to sell its 50
% interest in Swisscard AECS GmbH. In 2025, the investment was reclassified to Properties and other non-current assets held for sale within Other non-
financial assets. Refer to Note 28
for more information.
2 For 2025, consists of negative USD
14 m from associates and USD 94
m from joint ventures (for 2024, consists of
USD
91 m from associates and USD 54 m
from joint ventures).
3 For 2025,
consists of USD
75
m from associates.
4 In 2025, UBS
AG’s legal
equity interest amounted
to
34
% (for 2024,
UBS AG’s
legal equity interest
amounted to
34
%). UBS AG
is
represented on the Board of Directors.